COLT 2021-4 ABS-15G

Exhibit 99.40

Tape Discrepancies

Loan #1	Redacted ID	Loan #2	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source	Tape Type
XXXX	434139783		Original Note Doc Date	XXXX	XXXX	-6 (Days)		Verified from note Document.	Initial
XXXX	434139789		Original Note Doc Date	XXXX	XXXX	-5 (Days)		Updated from Note Document	Initial
XXXX	434139821		Original Note Doc Date	XXXX	XXXX	-3 (Days)		As per Note document, correct date is XXXX.	Initial